Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Non-current assets:
Property and equipment, net	$ 1,445	$ 1,113	$ 733
Right-of-use assets	501	382	414
Other non-current assets and security deposits	796	769	30
Total non-current assets	2,742	2,264	1,177
Current assets:
Receivables and other	363	1,140	69
Prepaid expenses and other current assets	2,568	117	62
Deferred offering costs		811
VAT receivable	371	336	151
Investments	42,334
Cash and cash equivalents	90,869	15,818	7,338
Total current assets:	136,505	18,222	7,620
Total assets	139,247	20,486	8,797
Equity
Share capital	3,653
Share premium		41,088	19,561
Equity-settled employee benefits reserve	5,219	922	365
Foreign currency translation reserve	(4,042)	(1,003)	(378)
Additional paid in capital	192,270
Accumulated deficit	(78,733)	(33,386)	(13,704)
Total equity	118,367	7,621	5,844
Non-current liabilities
Deferred revenue		1,655
Lease liabilities	320	271	257
License liabilities	5,028
Borrowings	4,284	3,604	1,272
Total non-current liabilities	9,632	5,530	1,529
Current liabilities
Trade payables and other	2,553	934	422
Lease liabilities	261	207	236
License liabilities	5,028
Deferred revenue	1,527	4,521
Accrued expenses and other current liabilities	1,879	1,673	766
Total current liabilities	11,248	7,335	1,424
Total liabilities	20,880	12,865	2,953
Total equity and liabilities	$ 139,247	$ 20,486	$ 8,797